Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Total parent equity	Share Capital	Share premium	Treasury Shares	Merger reserve	Translation reserve	Other reserve	Retained earnings/ (accumulated deficit)	Non-controlling interests
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2022			289,161,653		(10,595,347)
Equity at beginning of period at Dec. 31, 2022	$ 547,589	$ 542,220	$ 5,455	$ 289,624	$ (26,492)	$ 138,506	$ 89	$ (14,478)	$ 149,516	$ 5,369
Net income/(loss)	(66,628)	(65,697)							(65,697)	(931)
Other comprehensive income/(loss) for the year	92	92					92
Total comprehensive income/(loss)	(66,535)	(65,604)					92		(65,697)	(931)
Deconsolidation of Subsidiary	(9,085)									(9,085)
Exercise of stock options (in shares)			306,506		239,226
Exercise of stock options	1,153	1,153	$ 6	638	$ 530			(22)
Purchase of treasury stock (in shares)					(7,683,526)
Purchase of Treasury stock	(19,650)	(19,650)			$ (19,650)
Equity-settled share-based awards expense	3,625	3,348						3,348		277
Expiration of share options in subsidiary	0	1,458						1,458		(1,458)
Settlement of restricted stock units (in shares)					425,219
Settlement of restricted stock units	1,142	1,142			$ 986			156
Other	(6)									(6)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023			289,468,159		(17,614,428)
Equity at end of period at Dec. 31, 2023	458,232	464,066	$ 5,461	290,262	$ (44,626)	138,506	182	(9,538)	83,820	(5,835)
Net income/(loss)	27,782	53,510							53,510	(25,728)
Other comprehensive income/(loss) for the year	0
Total comprehensive income/(loss)	27,782	53,510							53,510	(25,728)
Deconsolidation of Subsidiary	7,430									7,430
Exercise of stock options (in shares)					412,729
Exercise of stock options	895	895			$ 1,041			(146)
Repurchase and cancellation of ordinary shares from Tender Offer (in shares)			(31,540,670)
Repurchase and cancellation of ordinary shares from Tender Offer	$ (104,844)	(104,844)	$ (600)					600	(104,844)
Purchase of treasury stock (in shares)	(18,506,177)				(1,903,990)
Purchase of Treasury stock	$ (4,791)	(4,791)			$ (4,791)
Equity-settled share-based awards expense	21,941	4,569						4,569		17,372
Expiration of share options in subsidiary	0	1						1		(1)
Settlement of restricted stock units (in shares)					599,512
Settlement of restricted stock units	1,301	1,301			$ 1,512			(211)
Other	(12)									(12)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2024			257,927,489		(18,506,177)
Equity at end of period at Dec. 31, 2024	407,933	414,707	$ 4,860	290,262	$ (46,864)	138,506	182	(4,726)	32,486	(6,774)
Net income/(loss)	(110,084)	(109,739)							(109,739)	(345)
Other comprehensive income/(loss) for the year	0
Total comprehensive income/(loss)	(110,084)	(109,739)							(109,739)	(345)
Exercise of stock options (in shares)					65,000
Exercise of stock options	106	106			$ 164			(58)
Equity-settled share-based awards expense	7,095	6,338						6,338		758
Expiration of share options in subsidiary	0	36						36		(36)
Settlement of restricted stock units (in shares)					2,197,726
Settlement of restricted stock units	603	603			$ 5,544			(4,942)
Other	23	23			$ 1				22
Ending balance number of shares outstanding (in shares) at Dec. 31, 2025			257,927,489		(16,243,451)
Equity at end of period at Dec. 31, 2025	$ 305,676	$ 312,073	$ 4,860	$ 290,262	$ (41,154)	$ 138,506	$ 182	$ (3,352)	$ (77,231)	$ (6,397)